CONSOLIDATED BALANCE SHEETS (Parantheticals) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts payable	$ 3,831,218
Accrued expenses and other current liabilities	19,970,456
Advance from customers	828,437
Amounts due to related parties	$ 319,767
Amounts due to related parties		$ 61,965,277
Other non-current liabilities	$ 502,180
Deferred tax liabilities	$ 12,640,736
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	1,827,462,652	1,827,462,652
Ordinary shares, shares issued	1,476,208,670	303,886,640
Common shares, shares outstanding	1,476,208,670	303,886,640
Series A-1 Preferred Shares [Member]
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Convertible redeemable preferred shares, shares authorized	20,000,000	20,000,000
Convertible redeemable preferred shares, shares issued		12,202,988
Convertible redeemable preferred shares, shares outstanding		12,202,988
Convertible redeemable preferred shares, liquidation value		$ 10,055,909
Series A-2 Preferred Shares [Member]
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Convertible redeemable preferred shares, shares authorized	122,029,877	122,029,877
Convertible redeemable preferred shares, shares issued		122,029,877
Convertible redeemable preferred shares, shares outstanding		122,029,877
Convertible redeemable preferred shares, liquidation value		$ 100,559,091
Series B Preferred Shares [Member]
Convertible redeemable preferred shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Convertible redeemable preferred shares, shares authorized	30,507,471	30,507,471
Convertible redeemable preferred shares, shares issued		30,507,471
Convertible redeemable preferred shares, shares outstanding		30,507,471
Convertible redeemable preferred shares, liquidation value		$ 25,139,774
VIEs [Member]
Accounts payable	$ 3,818,023
Accrued expenses and other current liabilities	19,134,673
Advance from customers	828,437
Amounts due to related parties	$ 319,767
Amounts due to related parties
Other non-current liabilities
Deferred tax liabilities